Income Taxes - Summary of Income (Loss) Before Provision (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States	$ (13,326)	$ (25,283)	$ (27,728)
Foreign	(20,821)	(15,236)	(8,656)
Loss before income taxes	$ (34,147)	$ (40,519)	$ (36,384)